                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  2-70164

Exact name of registrant as specified in charter:
Delaware Group Tax-Free Money Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2004

Item 1.  Reports to Stockholders

                                         Delaware
                                         Investments(SM)
                                         --------------------------------------
                                         A member of Lincoln Financial Group(R)

FIXED INCOME







SEMIANNUAL REPORT OCTOBER 31, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE MONEY FUND












[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

----------------------------------------------------
DISCLOSURE OF FUND EXPENSES                        1
----------------------------------------------------
SECTOR ALLOCATION                                  2
----------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                         3

   Statement of Operations                         5

   Statements of Changes in Net Assets             6

   Financial Highlights                            7

   Notes to Financial Statements                   9
----------------------------------------------------










   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

DISCLOSURE                       For the Period May 1, 2004 to October 31, 2004
  OF FUND EXPENSES

As a shareholder of a fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not have any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

DELAWARE TAX-FREE MONEY FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                Beginning     Ending    Annualized   Expenses
                                 Account      Account     Expense   Paid During
                                  Value        Value       Ratio      Period
                                 5/1/04      10/31/04                5/1/04 to
                                                                      10/31/04
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                        $1,000.00    $1,003.30       0.70%       $3.52
Consultant Class                1,000.00     1,003.30       0.70%        3.52
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
(5% return before expenses)
Class A                        $1,000.00    $1,021.62       0.70%       $3.56
Consultant Class                1,000.00     1,021.62       0.70%        3.56
--------------------------------------------------------------------------------

SECTOR ALLOCATION                             As of October 31, 2004 (Unaudited)
  DELAWARE TAX-FREE MONEY FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                17.32%
------------------------------------------------------------------------
Dedicated Tax & Fees Revenue Bonds                              2.57%
General Obligation Pollution Revenue Bonds                      3.92%
Higher Education Revenue Bonds                                  2.87%
Hospital Revenue Bonds                                          0.99%
Municipal Lease Revenue Bonds                                   5.01%
School District General Obligations Bonds                       1.96%
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                                     82.44%
------------------------------------------------------------------------
Continuing Care/Retirement Revenue Bonds                        8.02%
Corporate-Backed Revenue Bonds                                  6.99%
General Obligation Pollution Revenue Bonds                      3.89%
Higher Education Revenue Bonds                                  4.66%
Hospital Revenue Bonds                                         20.21%
Miscellaneous Revenue Bonds                                     1.17%
Multi Family Housing Revenue Bonds                             16.15%
Pre-Refunded Bonds                                              2.88%
Recreational Area Revenue Bonds                                 8.37%
School District Revenue Bonds                                   4.27%
Water and Sewer Revenue Bonds                                   5.83%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.76%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.24%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                           DELAWARE TAX-FREE MONEY FUND
  OF NET ASSETS                                     October 31, 2004 (Unaudited)

                                                     Principal        Market
                                                       Amount          Value
MUNICIPAL BONDS - 17.32%
  Coral Gables, Florida Health Facilities
    Authority Hospital Revenue
    (Baptist Health South Florida)
    4.00% 8/15/05                                   $  250,000      $  254,208
  Fort Myers, Florida Gas Tax Revenue
    Series A 2.00% 2/1/05 (FSA)                        660,000         660,700
  Newark, New Jersey Housing Authority
    (Newark Marine Terminal)
    3.00% 1/1/05 (MBIA)                                500,000         501,233
  Ohio State Higher Educational Facility
    Commission Revenue
    (Denison University Project)
    2.00% 11/1/04                                      740,000         740,000
  Orono, Minnesota Independent
    School District #278 Series A
    2.75% 8/29/05                                    1,000,000       1,008,080
  Philadelphia, Pennsylvania School
    District Tax & Revenue 3.00% 6/30/05               500,000         504,515
  Springfield, Missouri Public Building
    Corporate Leasehold Revenue
    (Improvement Project)
    3.00% 3/1/05 (AMBAC)                               785,000         788,577
                                                                    ----------
TOTAL MUNICIPAL BONDS (cost $4,457,313)                              4,457,313
                                                                    ----------
*VARIABLE RATE DEMAND NOTES - 82.44%
  Buncombe County, North Carolina
    Series B 1.67% 12/1/20
    (SPA, Wachovia Bank N.A.)                        1,000,000       1,000,000
  Chester County, Pennsylvania
    Health & Higher Education
    Facilities Authority Revenue
    (Simpson Meadows Project)
    1.67% 10/1/30
    (LOC, Allied Irish Bank PLC)                       965,000         965,000
  Chester County, Pennsylvania Industrial
    Development Authority Revenue
    (Archdiocese of Philadelphia)
    1.48% 7/1/31 (LOC, Wachovia Bank N.A.)             300,000         300,000
**Childrens Trust Fund Series II-R-39
    1.72% 7/1/20-10                                    740,000         740,000
  Colorado Educational & Cultural Facilities
    Authority Revenue
    (Denver Art Museum Project)
    1.66% 1/1/33
    (LOC, Wells Fargo Bank N.A)                      1,200,000       1,200,000
    (YMCA of Metro Denver Project)
    1.66% 7/1/18
    (LOC, Wells Fargo Bank N.A.)                       955,000         955,000
  Cumberland County, Pennsylvania
    Municipal Authority Revenue
    (Lutheran Services Northeast/Tressler
    Lutheran Services Obligated Group Project)
    Series A 1.67% 1/1/33
    (LOC, Wachovia Bank N.A.)                          400,000         400,000
  Greeneville, Tennessee Industrial
    Development Board Revenue
    (Pet Income Project)
    1.67% 5/1/13 (LOC, BNP Paribas)                    800,000         800,000

                                                     Principal        Market
                                                       Amount          Value

*VARIABLE RATE DEMAND NOTES (continued)
  Hawaii Pacific Health Special
    Purpose Revenue
    (Department Budget & Financing)
    Series B-2 1.73% 7/1/33 (RADIAN)
    (SPA, Bank of Nova Scotia)                      $1,000,000      $1,000,000
  Maryland State Health & Higher
    Educational Facilities Authority
    Revenue (Mercey Ridge) 1.65% 4/1/31
    (LOC, AllFirst Bank)                             1,000,000       1,000,000
  Montgomery County, Pennsylvania Higher
    Education & Health Authority Revenue
    (Philadelphia Geriatric Center)
    Series B 1.67% 12/1/33
    (LOC, Allied Irish Bank PLC)                     1,100,000       1,100,000
  New Glarus, Wisconsin Industrial
    Development Revenue
    (LSI Inc. - New Glarus Project)
    1.95% 12/1/23 (AMT)
    (LOC, U.S. Bank N.A.)                            1,000,000       1,000,000
  North Dakota Rural Water Finance
    1.60% 10/1/07                                      500,000         500,000
  Ohio State Water Development Authority
    (PPG Industries Inc. Project)
    1.77% 10/1/15                                    1,000,000       1,000,000
  Pennsylvania Economic Development
    Financing Authority Revenue
    (Montessori Academy Income Project - C2)
    1.67% 8/1/30 (LOC, PNC Bank)                     1,100,000       1,100,000
  Philadelphia, Pennsylvania Authority For
    Industrial Development Multifamily
    Revenue (Harbor View Towers)
    1.67% 11/1/27 (GNMA) (LOC, PNC Bank)             1,000,000       1,000,000
  Philadelphia, Pennsylvania Hospitals &
    Higher Education Facilities Authority
    Revenue (Temple East Inc.) Series B
    1.79% 6/1/14
    (LOC, Wachovia Bank, N.A.)                         700,000         700,000
  Phoenix, Arizona Industrial Development
    Authority (Sunrise Vista Apartments)
    Series A 1.89% 6/1/31 (AMT)
    (LOC, Wells Fargo Bank N.A.)                     1,000,000       1,000,000
  Pittsburgh, Pennsylvania Urban
    Redevelopment Authority
    (Wood Street Commons Project)
    2.38% 12/1/16 (AMT) (LOC, PNC Bank)              1,155,000       1,155,000
  Shelby County, Tennessee Health
    Educational & Housing Facilities
    Board Revenue (Arbor Lake)
    1.75% 3/1/10 (AMT) (LOC, PNC Bank)               1,000,000       1,000,000
  Somerset County, Pennsylvania Hospital
    Authority Revenue
    (Somerset Community Hospital Project)
    Series B 1.30% 3/1/32 (RADIAN)
    (SPA, PNC Bank) Mandatory Put 3/01/05            1,000,000       1,000,000
  University of Pittsburgh Commonwealth
    Systems 1.78% 9/15/24                            1,200,000       1,200,000

STATEMENT                                           DELAWARE TAX-FREE MONEY FUND
  OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount          Value
*VARIABLE RATE DEMAND NOTES (continued)
  Vermont Educational & Health Buildings
   Financing Agency Revenue
   (Rutland Regional Medical Center)
   Series A 1.70% 4/1/32 (RADIAN)
   (SPA, Fleet National Bank)                       $1,100,000     $ 1,100,000
                                                                   -----------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $21,215,000)                                                21,215,000
                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES - 99.76%
  (cost $25,672,313)+                                               25,672,313
RECEIVABLES AND OTHER ASSETS NET
  OF LIABILITIES - 0.24%                                                60,546
                                                                   -----------
NET ASSETS APPLICABLE TO 25,732,859 SHARES
  OUTSTANDING - 100.00%                                            $25,732,859
                                                                   -----------

Net Asset Value - Delaware Tax Free Money Fund
  Class A ($25,054,510 / 25,054,510 Shares)                              $1.00
                                                                         -----
Net Asset Value - Delaware Tax Free Money Fund
  Consultant Class ($678,349 / 678,349 Shares)                           $1.00
                                                                         -----

 *The interest rate shown is the rate as of October 31, 2004.

**For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

 +Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMBAC -- Insured by the American Municipal Bond Assurance Corporation AMT -- Subject to Alternative Minimum Tax
FSA -- Insured by Financial Security Assurance
GNMA -- Insured by the Government National Mortgage Association
LOC -- Letter of Credit
MBIA -- Insured by the Municipal Bond Insurance Association
RADIAN -- Insured by Radian Asset Assurance
SPA -- Stand-by Bond Purchase Agreement

See accompanying notes.

STATEMENT                          DELAWARE TAX-FREE MONEY FUND
  OF OPERATIONS                    Six Months Ended October 31, 2004 (Unaudited)

INVESTMENT INCOME:
  Interest                                                            $176,644
                                                                      --------

EXPENSES:
  Management fees                                           $58,454
  Registration fees                                          17,292
  Legal and professional fees                                12,279
  Dividend disbursing and transfer agent fees and expenses   10,303
  Accounting and administration expenses                      4,660
  Reports and statements to shareholders                      3,335
  Trustees' fees                                              2,303
  Custodian fees                                                 57
  Other                                                         100    108,783
                                                            -------   --------
  Less expenses absorbed or waived                                     (17,606)
  Less expenses paid indirectly                                            (32)
                                                                      --------
  Total expenses                                                        91,145
                                                                      --------
NET INVESTMENT INCOME                                                   85,499
                                                                      --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $85,499
                                                                      ========


See accompanying notes

STATEMENTS                                          DELAWARE TAX-FREE MONEY FUND
  OF CHANGES IN NET ASSETS

                                                                     Six Months           Year
                                                                        Ended             Ended
                                                                      10/31/04           4/30/04
                                                                     (Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                              $    85,499       $    83,563
                                                                     -----------       -----------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                              (83,185)          (88,338)
    Consultant Class                                                      (2,314)           (3,225)
                                                                     -----------       -----------
                                                                         (85,499)          (91,563)
                                                                     -----------       -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                            9,782,761        13,758,531
    Consultant Class                                                     146,345         1,464,791

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                               72,994            81,281
    Consultant Class                                                       2,217             3,189
                                                                     -----------       -----------
                                                                      10,004,317        15,307,792
                                                                     -----------       -----------
  Cost of shares repurchased:
    Class A                                                           (6,244,465)      (12,584,643)
    Consultant Class                                                    (166,094)       (1,535,917)
                                                                     -----------       -----------
                                                                      (6,410,559)      (14,120,560)
                                                                     -----------       -----------
Increase in net assets derived from capital share transactions         3,593,758         1,187,232
                                                                     -----------       -----------
NET INCREASE IN NET ASSETS                                             3,593,758         1,179,232

NET ASSETS:
  Beginning of period                                                 22,139,101        20,959,869
                                                                     -----------       -----------
  End of period                                                      $25,732,859       $22,139,101
                                                                     ===========       ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                             Delaware Tax-Free Money Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                                Ended                            Year Ended
                                                             10/31/04(1)  4/30/04      4/30/03     4/30/02      4/30/01     4/30/00
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.003       0.004        0.004       0.011        0.030       0.026
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.003       0.004        0.004       0.011        0.030       0.026
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.003)     (0.004)      (0.004)     (0.011)      (0.030)     (0.026)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.003)     (0.004)      (0.004)     (0.011)      (0.030)     (0.026)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 0.33%       0.41%        0.41%       1.07%        3.06%       2.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $25,055     $21,443      $20,196     $24,106      $25,110     $26,742
Ratio of expenses to average net assets                         0.70%       0.79%        1.00%       1.15%        1.05%       0.99%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.84%       0.96%        1.00%       1.15%        1.05%       0.99%
Ratio of net investment income to average net assets            0.66%       0.37%        0.45%       1.07%        3.02%       2.59%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      0.52%       0.20%        0.45%       1.07%        3.02%       2.59%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                          Delaware Tax-Free Money Fund Consultant Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                                Ended                            Year Ended
                                                             10/31/04(1)  4/30/04      4/30/03     4/30/02      4/30/01     4/30/00
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.003       0.004        0.004       0.011        0.030       0.026
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.003       0.004        0.004       0.011        0.030       0.026
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.003)     (0.004)      (0.004)     (0.011)      (0.030)     (0.026)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.003)     (0.004)      (0.004)     (0.011)      (0.030)     (0.026)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 0.33%       0.41%        0.41%       1.07%        3.06%       2.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $678        $696         $764      $1,968       $1,034      $1,186
Ratio of expenses to average net assets                         0.70%       0.79%        1.00%       1.15%        1.05%       0.99%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.84%       0.96%        1.00%       1.15%        1.05%       0.99%
Ratio of net investment income to average net assets            0.66%       0.37%        0.45%       1.07%        3.02%       2.59%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      0.52%       0.20%        0.45%       1.07%        3.02%       2.59%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

NOTES                                               DELAWARE TAX-FREE MONEY FUND
  TO FINANCIAL STATEMENTS                           October 31, 2004 (Unaudited)

Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Tax-Free Money Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended October 31, 2004 were approximately $32. The expense paid under the above arrangements is included in custody fees on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.70% of average daily net assets of the Fund, which can be revoked at anytime.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares. Effective June 1, 1990, distribution and service fee payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Class A shares.

At October 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                       $5,408

  Dividend disbursing, transfer agent, accounting
    and administration fees and other expenses
    payable to DSC                                                1,185

  Other expenses payable to DMC and affiliates*                   4,737

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services, provided to the Fund by DMC employees. For the period ended October 31, 2004, the Delaware Tax-Free Money Fund had costs of $65.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends paid during the six months ended October 31, 2004 and the year ended April 30, 2004 was as follows:

                                      Six Months                 Year
                                        Ended                    Ended
                                       10/31/04                 4/30/04
                                      ----------               ---------
  Tax-exempt income                    $85,499                  $91,563

NOTES                                               DELAWARE TAX-FREE MONEY FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

4. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                   Six Months         Year
                                                     Ended            Ended
                                                    10/31/04         4/30/04
Shares sold:
  Class A                                          9,782,761        13,758,531
  Consultant Class                                   146,345         1,464,791

Shares issued upon reinvestment of dividends:
  Class A                                             72,994            81,281
  Consultant Class                                     2,217             3,189
                                                  ----------        ----------
                                                  10,004,317        15,307,792
                                                  ----------        ----------
Shares repurchased:
  Class A                                         (6,244,465)      (12,584,643)
  Consultant Class                                  (166,094)       (1,535,917)
                                                  ----------        ----------
                                                  (6,410,559)      (14,120,560)
                                                  ----------        ----------
Net increase                                       3,593,758         1,187,232
                                                  ==========        ==========
5. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on Statement of Net Assets.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

6. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                            CONTACT INFORMATION
JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                             INVESTMENT MANAGER
Chairman                                       Executive Vice President and                   Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                        Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                               NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                              Delaware Distributors, L.P.
Board Chairman                                 RICHELLE S. MAESTRO                            Philadelphia, PA
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary              SHAREHOLDER SERVICING, DIVIDEND
                                               Delaware Investments Family of Funds           DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                                 Philadelphia, PA                               Delaware Service Company, Inc.
Private Investor                                                                              2005 Market Street
Gwynedd Valley, PA                             MICHAEL P. BISHOF                              Philadelphia, PA 19103-7094
                                               Senior Vice President and Treasurer
JOHN A. FRY                                    Delaware Investments Family of Funds           FOR SHAREHOLDERS
President                                      Philadelphia, PA                               800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                                 FOR SECURITIES DEALERS AND FINANCIAL
                                                                                              INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                              800 362-7500
Managing Director
Anthony Knerr & Associates                                                                    WEB SITE
New York, NY                                                                                  www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer         +----------------------------------------------------------------------------------+
National Gallery of Art                       | The Fund files its complete schedule of portfolio holdings with the Securities   |
Washington, DC                                | and Exchange Commission for the first and third quarters of each fiscal year on  |
                                              | Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and     |
THOMAS F. MADISON                             | procedures that the Fund uses to determine how to vote proxies (if any) relating |
President and Chief Executive Officer         | to portfolio securities is available without charge (i) upon request, by calling |
MLM Partners, Inc.                            | 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; |
Minneapolis, MN                               | and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms   |
                                              | N-Q may be reviewed and copied at the Commission's Public Reference Room in      |
JANET L. YEOMANS                              | Washington, DC; information on the operation of the Public Reference Room may be |
Vice President/Mergers & Acquisitions         | obtained by calling 1-800-SEC-0330.                                              |
3M Corporation                                |                                                                                  |
St. Paul, MN                                  | Information (if any) regarding how the Fund voted proxies relating to portfolio  |
                                              | securities during the most recently disclosed 12-month period ended June 30 is   |
                                              | available without charge (i) through the Fund's Web site at                      |
                                              | http://www.delawareinvestments.com; and (ii) on the Commission's Web site at     |
                                              | http://www.sec.gov.                                                              |
                                              +----------------------------------------------------------------------------------+


(9052)                                                                                                          Printed in the USA
SA-006 [10/04] IVES 12/04                                                                                                    J9877

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:

JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 21, 2005

JOSEPH H. HASTINGS
---------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    January 21, 2005